Note 11 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
[US$ thousands]	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets	Total
Cost:
As of January 1, 2021	424,961	40,732	30,657	70,600	4,448	571,398
Additions (1)	-	-	4,031	-	5	4,036
Acquisition of a subsidiary (Note 3)	8,792	-	331	-	-	9,124
Disposals	-	-	-	-	(370)	(370)
Effect of movements in exchange rates	(294)	-	259	-	(5)	(40)
As of December 31, 2021	433,459	40,732	35,279	70,600	4,077	584,147
Additions (1)	-	-	6,789	-	5	6,794
Acquisition of a subsidiary (Note 3)	-	-	-	-	-	-
Disposals	-	-	(5,211)	-	-	(5,211)
Effect of movements in exchange rates	(933)	-	(275)	-	(52)	(1,260)
As of December 31, 2022	432,526	40,732	36,582	70,600	4,031	584,470

Amortization and impairment:
As of January 1, 2021	-	12,449	19,999	-	2,035	34,483
Amortization	-	2,913	7,381	-	122	10,416
Impairment	3,081	-	1,596	-	947	5,624
Disposals	-	-	-	-	(223)	(223)
Effect of movements in exchange rates	-	-	(169)	-	12	(157)
As of December 31, 2021	3,081	15,362	28,807	-	2,893	50,142
Amortization	-	2,580	4,014	-	25	6,618
Impairment	-	-	2,220	-	974	3,194
Disposals	-	-	(5,211)	-	-	(5,211)
Effect of movements in exchange rates	-	-	224	-	74	298
As of December 31, 2022	3,081	17,942	30,054	-	3,965	55,042

Net book value as of December 31, 2021	430,378	25,370	6,472	70,600	1,185	534,005
Net book value as of December 31, 2022	429,445	22,790	6,528	70,600	66	529,428

Disclosure of intangible assets with indefinite and definite useful life [text block]
	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets
Useful life	Indefinite	Up to 15 years	Up to 5 years	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line

Disclosure of reconciliation of changes in goodwill [text block]
[US$ thousands]	Browser and News	Other	Total
Carrying amount as of January 1, 2021	421,578	3,383	424,961
Addition from business combination (Note 3)	8,792	-	8,792
Effect of movements in exchange rates	8	(302)	(294)
Impairment	-	(3,081)	(3,081)
Carrying amount as of December 31, 2021	430,378	-	430,378
Effect of movements in exchange rates	(933)	-	(933)
Impairment	-	-	-
Carrying amount as of December 31, 2022	429,445	-	429,445